Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE COMPARISON
As discussed in the Compensation Discussion & Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive pay with key metrics that we have identified as a result of discussions with our shareholders in the course of our ongoing investor relations program. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($Mn)	Basic EPS ($)
					Company Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)
2024	5,367,621	9,878,939	2,298,166	3,974,885	303.52	192.65	41.04	0.78
2023	5,213,529	9,147,241	2,084,653	3,692,761	232.16	161.74	120.97	2.42
2022	4,882,383	9,764,850	2,038,048	4,101,129	173.78	141.01	105.35	2.05
2021	5,052,401	9,612,920	2,129,323	4,100,152	145.10	163.92	70.89	1.35
2020	3,788,636	2,915,887	1,605,899	1,220,149	98.70	117.75	78.30	1.44

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Grisko served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts include adjustments to Summary Compensation Table values, as set forth below. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year.

(3)
For 2024, 2023, 2022, 2021, 2020 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A and portions of this proxy statement. Messrs. Spurio, Kouzelos and Grove served as non-CEO
NEOs for each of the years presented.

(4)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts include the adjustments to Summary Compensation Table values, as set forth below. The dollar amounts do not reflect the actual amounts of compensation paid to our NEOs other than our CEO during the applicable year.

(5)
Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 23), as described in the CD&A of the proxy statement. The peer group disclosed in the 2025 proxy statement is the same as the peer group disclosed in the 2024 proxy statement.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2024	2023	2022		2021	2020
Total Compensation for CEO as reported SCT for the covered year	$5,367,621	$5,213,529		$4,882,383	$5,052,401		$3,788,636
Deduct pension values reported in SCT for the covered year	$0	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$3,066,177	$2,745,345		$2,163,081	$2,238,269		$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$4,367,202	$3,550,230		$2,658,456	$3,182,881		$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options	$0	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$2,823,040	$2,932,715		$4,503,936	$2,623,284	-$	76,019
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$387,252	$196,112	-$	116,844	$992,623	-$	859,140
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0		$0	$0		$0
Compensation Actually Paid to CEO	$9,878,939	$9,147,241		$9,764,850	$9,612,920		$2,915,887

To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following
amounts
were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2024	2023	2023		2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,298,166	$2,084,653		$2,038,048	$2,129,323		$1,605,899
Deduct pension values reported in SCT for the covered year	$0	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$1,085,266	$978,519		$913,432	$945,152		$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,545,761	$1,265,403		$1,122,620	$1,344,033		$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options	$0	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$1,054,278	$1,238,412		$1,901,872	$1,127,484	-$	33,856
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$161,945	$82,812	-$	47,979	$444,464	-$	378,248
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0		$0	$0		$0
Compensation Actually Paid to Other NEOs	$3,974,885	$3,692,761		$4,101,129	$4,100,152		$1,220,149

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	For 2024, 2023, 2022, 2021, 2020 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A and portions of this proxy statement. Messrs. Spurio, Kouzelos and Grove served as non-CEO
	NEOs for each of the years presented.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 23), as described in the CD&A of the proxy statement. The peer group disclosed in the 2025 proxy statement is the same as the peer group disclosed in the 2024 proxy statement.
PEO Total Compensation Amount	$ 5,367,621	$ 5,213,529	$ 4,882,383	$ 5,052,401	$ 3,788,636
PEO Actually Paid Compensation Amount	$ 9,878,939	9,147,241	9,764,850	9,612,920	2,915,887
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2024	2023	2022		2021	2020
Total Compensation for CEO as reported SCT for the covered year	$5,367,621	$5,213,529		$4,882,383	$5,052,401		$3,788,636
Deduct pension values reported in SCT for the covered year	$0	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$3,066,177	$2,745,345		$2,163,081	$2,238,269		$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$4,367,202	$3,550,230		$2,658,456	$3,182,881		$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options	$0	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$2,823,040	$2,932,715		$4,503,936	$2,623,284	-$	76,019
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$387,252	$196,112	-$	116,844	$992,623	-$	859,140
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0		$0	$0		$0
Compensation Actually Paid to CEO	$9,878,939	$9,147,241		$9,764,850	$9,612,920		$2,915,887

Non-PEO NEO Average Total Compensation Amount	$ 2,298,166	2,084,653	2,038,048	2,129,323	1,605,899
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,974,885	3,692,761	4,101,129	4,100,152	1,220,149
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following
amounts
were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2024	2023	2023		2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,298,166	$2,084,653		$2,038,048	$2,129,323		$1,605,899
Deduct pension values reported in SCT for the covered year	$0	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$1,085,266	$978,519		$913,432	$945,152		$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,545,761	$1,265,403		$1,122,620	$1,344,033		$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options	$0	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$1,054,278	$1,238,412		$1,901,872	$1,127,484	-$	33,856
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$161,945	$82,812	-$	47,979	$444,464	-$	378,248
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0		$0	$0		$0
Compensation Actually Paid to Other NEOs	$3,974,885	$3,692,761		$4,101,129	$4,100,152		$1,220,149

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay for Performance Alignment
The following table identifies the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2024, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures

Pre-Tax Earnings	Organic Growth in Revenue	Earnings Per Share	Adjusted Earnings Per Share	Total Growth in Revenue

Total Shareholder Return Amount	$ 303.52	232.16	173.78	145.1	98.7
Peer Group Total Shareholder Return Amount	192.65	161.74	141.01	163.92	117.75
Net Income (Loss)	$ 41,040,000.00	$ 120,970,000	$ 105,350,000	$ 70,890,000	$ 78,300,000
Company Selected Measure Amount	0.78	2.42	2.05	1.35	1.44
PEO Name	Mr. Grisko
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Growth in Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Total Growth in Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,066,177)	(2,745,345)	(2,163,081)	(2,238,269)	(1,868,678)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,367,202	3,550,230	2,658,456	3,182,881	1,931,088
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,823,040	2,932,715	4,503,936	2,623,284	(76,019)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,252	196,112	(116,844)	992,623	(859,140)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,085,266)	(978,519)	(913,432)	(945,152)	(789,083)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,761	1,265,403	1,122,620	1,344,033	815,437
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,278	1,238,412	1,901,872	1,127,484	(33,856)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,945	82,812	(47,979)	444,464	(378,248)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0